Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate to Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ (5,416)	$ 3,881	$ (381)
PRC tax rate	25.00%	25.00%	25.00%
Tax loss (income tax expense) at PRC tax rate on income before income tax	1,354	(970)	95
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(694)	(487)	(258)
Change in valuation allowance	(307)	(644)	(3,972)
Reversal of deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries		1,378
Non-deductible and non-taxable items	(471)	1,850	82
Others	118	251	1,552
Income tax (expense) credit		$ 1,378	$ (2,501)